Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 3,985	$ 16,483
Short-term bank deposit	7,500
Trade receivables	266	506
Other current assets	280	195
Total current assets	12,031	17,184
Non-current assets:
Property and equipment, net	48	43
Intangible assets, net	269	489
Goodwill	4,379	4,379
Total non-current assets	4,696	4,911
Total assets	16,727	22,095
Current liabilities:
Current maturities of loan, net		250
Account payables	120	10
Deferred revenue	9	30
Other current liabilities	786	677
Total current liabilities	915	967
Non-current liabilities:
Derivative warrants liability	50	50
Total non-current liabilities	50	50
Commitments and contingent liabilities
Shareholders’ equity:
Authorized: 222,000,000 shares at December 31, 2025 and 2024 respectively; Issued and outstanding: 15,529,854 and 15,518,794 shares at December 31, 2025 and 2024, respectively	213	213
Additional paid-in capital	56,593	55,889
Accumulated deficit	(41,044)	(35,024)
Total shareholders’ equity	15,762	21,078
Total liabilities and shareholders’ equity	$ 16,727	$ 22,095